PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of principal subsidiary

	Place of	Date of incorporation	Percentage of direct	Establish or
Name of subsidiary	incorporation	or acquisition	or indirect ownership	acquired	Principal activities
Yunxuetang Information Technology (Jiangsu) Co., Ltd.	Suzhou	August 8, 2017	100%	Established	Technology development

Schedule of principal VIE and VIE's subsidiaries

As of December 31, 2025, the Company’s principal VIE and VIE’s subsidiaries are as follow:

	Place of	Date of incorporation	Percentage of	Establish or
Name of VIE and VIE’s subsidiaries	incorporation	or acquisition	economic interest	acquired	Principal activities
Radnova Intelligence Technology Co., Ltd. (formerly known as Jiangsu Radnova Intelligence Technology Co., Ltd. and Jiangsu Yunxuetang Network Technology Co., Ltd.)	Suzhou	December 22, 2011	100%	Established	Technology development and sales of SaaS platform
Beijing Xuanxing Intelligence Technology Co., Ltd. (formerly “Beijing Yunxuetang Network Technology Co., Ltd.”)	Beijing	August 21, 2012	100%	Established	Technology development and sales of SaaS platform
Suzhou Xuanxing Intelligence Technology Co., Ltd (formerly “Suzhou Xuancai Network Technology Co., Ltd”)	Suzhou	September 25, 2015	100%	Established	Technology development and sales of SaaS platform

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	143,120	66,321
Restricted cash	322	—
Accounts receivable, net	19,386	18,988
Amounts due from the Group’s entities	149,180	219,312
Amounts due from related parties	2,000	3,510
Prepaid expense and other current assets	29,450	17,642
Total current assets	343,458	325,773

Non-current assets
Long-term investments	113,884	104,326
Property, equipment and software, net	4,942	4,294
Intangible assets, net	7,069	3,383
Operating lease right-of-use assets, net	25,559	21,535
Other non-current assets	16,092	18,968
Total non-current assets	167,546	152,506

Total assets	511,004	478,279

LIABILITIES
Current liabilities
Accounts payable	6,188	8,774
Amounts due to a related party	2,452	1,975
Short-term borrowings	163,000	139,500
Deferred revenue, current	125,428	96,760
Amounts due to the Group’s entities	—	19
Acquisition consideration payable, onshore	5,792	5,792
Other payable and accrued liabilities	17,451	32,829
Operating lease liabilities, current	8,920	9,926
Total current liabilities	329,231	295,575

Non-current liabilities
Loans from the Group’s entity	30,000	142,566
Operating lease liabilities, non-current	17,439	12,987
Long-term borrowings	125,500	8,000
Deferred revenue, non-current	57,710	49,530
Total non-current liabilities	230,649	213,083

Total liabilities	559,880	508,658

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues	424,016	331,190	339,822
Cost of revenues	(136,865)	(97,076)	(83,361)
Net (loss)/income	(45,835)	(18,255)	16,211

Net cash used in operating activities	(4,070)	(54,515)	(60,925)
Net cash used in investing activities	(10,711)	(147,029)	(3,229)
Net cash generated from/(used in) financing activities	185,800	52,700	(12,967)
Net increase/(decrease) in cash, cash equivalents and restricted cash	171,019	(148,844)	(77,121)
Cash, cash equivalents and restricted cash at beginning of the year	121,267	292,286	143,442
Cash, cash equivalents and restricted cash at end of the year	292,286	143,442	66,321